Other long-term investment and investment in joint ventures	6 Months Ended
Jun. 30, 2017
Investments All Other Investments [Abstract]
Other long-term investment and investment in joint ventures

5. Other long-term investment and investment in joint ventures

As of December 31, 2016 and June 30, 2017, the other long-term investment consisted of the following:

	Initial Cost	Ownership	December 31, 2016	June 30, 2017
	US$		US$	US$
			(Audited)	(Unaudited)
Cost method investee
Zhengzhou Lianhe Real Estate Co., Ltd.	241,648	1.85%	241,648	241,648
Zhengzhou Taike Real Estate Co., Ltd.	738,073	3.75%	—	738,073
Equity method investee
Shenzhen Qianhai Jingjie City Renewal Investment Partnership (limited partnership)	8,118,800	19.96%	—	8,118,800

Total	9,098,521		241,648	9,098,521

As of June 30, 2017 and December 31, 2016, the Group recognized no investment profit or loss. During the six months ended June 30, 2017, investment in joint ventures remains unchanged. As of June 30, 2017 and December 31, 2016, management noted no indicators of impairment related to its other long-term investment and investment in joint ventures.

On January 9, 2017, the Company set up a limited partnership, Shenzhen Qianhai Jingjie City Renewal Investment Partnership ( “Shenzhen Qianhai”), with third parties and injected US$8.1 million. Shenzhen Qianhai will focus on investment in real estate renewal projects in Shenzhen city. The total capital to be raised of the Fund is US$72.6 million and the Company is required to invest US$14.5 million, representing 19.96% of the total capital. The Company has influence over Shenzhen Qianhai operation and financial decisions and accounted for the investment under equity method in accordance with according with ASC 323 - 30 Investments - Equity method and joint ventures - Partnerships, joint ventures, and limited liability entities.